Recent Accounting Pronouncements - Quantitative Effect of Topics 606 and 340-40 Adoption (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019	Dec. 31, 2017
Assets, Current [Abstract]
Cash and cash equivalents		$ 137,598		$ 121,101		$ 81,183
Accounts receivable, net				204,501		184,565
Prepaid income taxes		7,307		4,543		5,085
Prepaid and other current assets	[1]			23,413		12,390
Total current assets		338,910		353,558		283,223
Property and equipment, net				29,632		29,393
Intangible assets, net		46,560		46,313		54,001
Goodwill		542,239		480,065		446,318			$ 336,982
Investment in joint venture				1,725
Deferred income taxes		44,543		51,068		81,066
Other assets		37,689		32,238	[1]	29,595	[1]
Total assets		1,090,497		994,599		923,596
Liabilities, Current [Abstract]
Accounts payable		15,086		17,669		8,567
Accruals and other current liabilities				167,517		136,699
Deferred revenues		173,578		204,991		287,682
Income taxes payable		5,100		2,236		2,794
Total current liabilities		422,259		392,413		435,742
Total carrying value of debt		589,583		233,750		258,750
Deferred revenues		6,322		8,154		49,769
Deferred income taxes		9,502		8,260		10,470
Income taxes payable		7,874		8,140		12,904
Other liabilities		15,229		9,263		8,530
Total liabilities		1,083,324		659,980		776,165
Stockholders' Equity Attributable to Parent [Abstract]
Class A Common Stock, $0.01 par value, authorized 100,000,000 shares; issued 11,601,757 shares as of September 30, 2020 and December 31, 2019, and Class B Common Stock, $0.01 par value, authorized 1,800,000,000 shares; issued 251,093,655 and 243,241,192 shares as of September 30, 2020 and December 31, 2019, respectively (Note 13)		2,622		2,548		2,502
Additional paid-in capital		441,723		408,667		392,896
Accumulated other comprehensive loss		(29,211)		(23,927)		(29,414)			(18,540)
Accumulated deficit		(407,961)		(52,669)	[2]	(218,553)	[2]
Total stockholders' equity		7,173	$ 306,583	334,619		147,431			$ 52,167
Total liabilities and stockholders' equity		1,090,497		994,599		923,596
Revenues [Abstract]
Total revenues		581,977	533,732	736,654		691,710
Cost of Revenue [Abstract]
Total cost of revenues		116,592	104,249	144,150		131,324
Gross profit		465,385	429,483	592,504		560,386
Operating Expenses [Abstract]
Research and development		139,570	136,617	183,552		175,032
Selling and marketing		107,551	111,889	155,294		160,635
General and administrative		85,275	71,415	97,580		89,328
Amortization of Purchased Intangibles				14,213		14,000
Total operating expenses		369,510	330,323	450,639		438,995
Income from operations		95,875	99,160	141,865		121,391
Interest expense, net				(8,199)		(8,765)
Other income (expense), net		6,756	(14,053)	(5,557)		236
Income before income taxes		98,181	78,604	128,109		112,862
Provision for income taxes		22,145	11,759	23,738		(29,250)
Equity in loss of joint venture, net of tax		1,447	0	1,275
Net income		74,589	66,845	103,096		142,112
Accumulated deficit		(407,961)		(52,669)	[2]	(218,553)	[2]
Subscriptions
Revenues [Abstract]
Total revenues		501,011	445,338	608,300		557,421
Perpetual licenses
Revenues [Abstract]
Total revenues		36,020	38,255	59,693		61,065
Subscriptions and licenses
Revenues [Abstract]
Total revenues		537,031	483,593	667,993		618,486
Cost of Revenue [Abstract]
Total cost of revenues		66,466	48,201	71,578		55,113
Services
Revenues [Abstract]
Total revenues		44,946	50,139	68,661		73,224
Cost of Revenue [Abstract]
Total cost of revenues		$ 50,126	$ 56,048	72,572		$ 76,211
ASU 2014-09 and ASC Topic 340-40 | Cumulative Effect, Period of Adoption, Adjustment, Net Of Tax
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated deficit								$ 107,822
Operating Expenses [Abstract]
Accumulated deficit								$ 107,822
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Assets, Current [Abstract]
Cash and cash equivalents				121,101
Accounts receivable, net				204,268
Prepaid income taxes				6,732
Prepaid and other current assets	[1]			20,080
Total current assets				352,181
Property and equipment, net				29,632
Intangible assets, net				46,313
Goodwill				480,065
Investment in joint venture				1,725
Deferred income taxes				72,611
Other assets	[1]			26,517
Total assets				1,009,044
Liabilities, Current [Abstract]
Accounts payable				17,669
Accruals and other current liabilities				167,225
Deferred revenues				282,070
Income taxes payable				1,030
Total current liabilities				467,994
Total carrying value of debt				233,750
Deferred revenues				56,121
Deferred income taxes				7,627
Income taxes payable				6,321
Other liabilities				9,263
Total liabilities				781,076
Stockholders' Equity Attributable to Parent [Abstract]
Class A Common Stock, $0.01 par value, authorized 100,000,000 shares; issued 11,601,757 shares as of September 30, 2020 and December 31, 2019, and Class B Common Stock, $0.01 par value, authorized 1,800,000,000 shares; issued 251,093,655 and 243,241,192 shares as of September 30, 2020 and December 31, 2019, respectively (Note 13)				2,548
Additional paid-in capital				408,667
Accumulated other comprehensive loss				(23,086)
Accumulated deficit	[2]			(160,161)
Total stockholders' equity				227,968
Total liabilities and stockholders' equity				1,009,044
Revenues [Abstract]
Total revenues				734,849
Cost of Revenue [Abstract]
Total cost of revenues				144,011
Gross profit				590,838
Operating Expenses [Abstract]
Research and development				183,552
Selling and marketing				155,274
General and administrative				97,580
Amortization of Purchased Intangibles				14,213
Total operating expenses				450,619
Income from operations				140,219
Interest expense, net				(8,199)
Other income (expense), net				(5,557)
Income before income taxes				126,463
Provision for income taxes				21,762
Equity in loss of joint venture, net of tax				1,275
Net income				103,426
Accumulated deficit	[2]			(160,161)
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Subscriptions
Revenues [Abstract]
Total revenues				613,925
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Perpetual licenses
Revenues [Abstract]
Total revenues				52,519
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Subscriptions and licenses
Revenues [Abstract]
Total revenues				666,444
Cost of Revenue [Abstract]
Total cost of revenues				71,439
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Services
Revenues [Abstract]
Total revenues				68,405
Cost of Revenue [Abstract]
Total cost of revenues				72,572
Impact from the adoption of Topic 606 and Topic 340-40
Assets, Current [Abstract]
Accounts receivable, net				233
Prepaid income taxes				(2,189)
Prepaid and other current assets	[1]			3,333
Total current assets				1,377
Deferred income taxes				(21,543)
Other assets	[1]			5,721
Total assets				(14,445)
Liabilities, Current [Abstract]
Accruals and other current liabilities				292
Deferred revenues				(77,079)
Income taxes payable				1,206
Total current liabilities				(75,581)
Deferred revenues				(47,967)
Deferred income taxes				633
Income taxes payable				1,819
Total liabilities				(121,096)
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated other comprehensive loss				(841)
Accumulated deficit	[2]			107,492
Total stockholders' equity				106,651
Total liabilities and stockholders' equity				(14,445)
Revenues [Abstract]
Total revenues				1,805
Cost of Revenue [Abstract]
Total cost of revenues				139
Gross profit				1,666
Operating Expenses [Abstract]
Selling and marketing				20
Total operating expenses				20
Income from operations				1,646
Income before income taxes				1,646
Provision for income taxes				1,976
Net income				(330)
Accumulated deficit	[2]			107,492
Impact from the adoption of Topic 606 and Topic 340-40 | Subscriptions
Revenues [Abstract]
Total revenues				(5,625)
Impact from the adoption of Topic 606 and Topic 340-40 | Perpetual licenses
Revenues [Abstract]
Total revenues				7,174
Impact from the adoption of Topic 606 and Topic 340-40 | Subscriptions and licenses
Revenues [Abstract]
Total revenues				1,549
Cost of Revenue [Abstract]
Total cost of revenues				139
Impact from the adoption of Topic 606 and Topic 340-40 | Services
Revenues [Abstract]
Total revenues				256
Prepaid Expenses and Other Current Assets [Member]
Operating Expenses [Abstract]
Contract cost assets				2,690
Other Assets [Member]
Operating Expenses [Abstract]
Contract cost assets				$ 5,235

[1]	As of December 31, 2019, contract cost assets of $2,690 were included in Prepaid and other current assets and $5,235 were included in Other assets.
[2]	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 34040.